Debt (Details) - Schedule of components of Debt - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt, current portion		$ 465	$ 17,508
Total debt, long term		1,065	7,587
Ending balance		1,530	25,095
Herbal Brand Loans [Member]
Debt Instrument [Line Items]
Total debt, current portion			470
Total debt, long term	[1]		4,760
Other Loans and Borrowings [Member]
Debt Instrument [Line Items]
Total debt, current portion		465	479
Total debt, long term		1,065	1,687
Convertible Notes Due 2024 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total debt, long term			1,140
Convertible Notes Due 2024 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total debt, current portion	[2]		$ 16,559

[1]	Herbal Brand’s Loan, non-current is reflected net of debt issuance costs of $410 in as of December 31, 2021
[2]	Convertible Note, current portion reflects, net of debt discount and debt issuance costs of $nil and $2,197 in December 2022 and 2021, respectively.